LOANS AND BORROWINGS - Aggregate maturities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Twelve-months ending September 30,
2020	¥ 740,524
2021	1,875,218
2022	1,395,398
2023	2,844,152
2024	1,163,453
Thereafter	750,252
Long-term borrowings	¥ 8,768,997	¥ 5,802,240